   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 20, 1998

                                                      REGISTRATION NO. 333-30863
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1

                                       TO

                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT

                    OF 1933 OF SECURITIES OF UNIT INVESTMENT

                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND

                         INTERMEDIATE TERM SERIES--308

                              DEFINED ASSET FUNDS

B. NAME OF DEPOSITOR:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.

                           SALOMON SMITH BARNEY INC.

                       PRUDENTIAL SECURITIES INCORPORATED

                            PAINEWEBBER INCORPORATED

                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY        LAURIE A. HESSLEIN
      P.O. BOX 9051          1200 HARBOR BLVD.      388 GREENWICH STREET
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

                                COPIES TO:           DOUGLAS LOWE, ESQ.
                          PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   LEE B. SPENCER, JR.             ESQ.                TWO WORLD TRADE
   ONE NEW YORK PLAZA      450 LEXINGTON AVENUE      CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 11, 1998.

Check box if it is proposed that this filing will become effective on November 27, 1998 pursuant to paragraph (b) of Rule 485. / x /

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                                     DEFINED ASSET FUNDSSM
--------------------------------------------
-----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              INTERMEDIATE TERM SERIES--308
                              (A UNIT INVESTMENT TRUST)
                              O   PORTFOLIO OF INTERMEDIATE TERM MUNICIPAL BONDS
                              O   DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL
                                  INCOME TAX
                              O   MONTHLY INCOME DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
PaineWebber Incorporated       passed upon the adequacy of this prospectus. Any
Dean Witter Reynolds Inc.      representation to the contrary is a criminal
Prudential Securities          offense.
Incorporated                   Prospectus dated November 27, 1998.

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Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF AUGUST 31, 1998, THE EVALUATION DATE.


CONTENTS
                                                              PAGE
                                                         ---------
Risk/Return Summary....................................          3
What You Can Expect From Your Investment...............          7
   Monthly Income......................................          7
   Return Figures......................................          7
   Records and Reports.................................          7
The Risks You Face.....................................          8
   Interest Rate Risk..................................          8
   Call Risk...........................................          8
   Reduced Diversification Risk........................          8
   Liquidity Risk......................................          8
   Concentration Risk..................................          8
   Bond Quality Risk...................................          8
   Insurance Related Risk..............................          8
   Litigation and Legislation Risks....................          9
Selling or Exchanging Units............................          9
   Sponsors' Secondary Market..........................          9
   Selling Units to the Trustee........................          9
   Exchange Option.....................................         10
How The Fund Works.....................................         10
   Pricing.............................................         10
   Evaluations.........................................         11
   Income..............................................         11
   Expenses............................................         11
   Portfolio Changes...................................         11
   Fund Termination....................................         12
   Certificates........................................         12
   Trust Indenture.....................................         12
   Legal Opinion.......................................         13
   Auditors............................................         13
   Sponsors............................................         13
   Trustee.............................................         14
   Underwriters' and Sponsors' Profits.................         14
   Public Distribution.................................         14
   Code of Ethics......................................         14
   Year 2000 Issues....................................         14
Taxes..................................................         14
Supplemental Information...............................         16
Financial Statements...................................        D-1

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RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of municipal revenue bonds with an estimated average life of 9 years.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 13 intermediate term tax-exempt municipal bonds with a current aggregate face amount of $10,185,000 including some short-term bonds reserved to pay the defined sales fee. The Fund is a unit investment trust which means that, unlike a mutual fund, the Fund's portfolio is not managed. When the bonds were initially deposited (September 12, 1997), they were rated A or better by Standard & Poor's, Moody's or Fitch, or in the opinion of the agent for the Sponsors had similar credit quality to bonds rated A or better. The credit quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o  14% of the bonds are backed by bank letters of credit.
        o 49% of the bonds are insured by insurance companies. Letters of credit and insurance guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                 APPROXIMATE
                                                  PORTFOLIO
                                                  PERCENTAGE



o          General Obligation                               8%
        o  Hospitals/Healthcare                           22%
        o  Housing                                          14%
        o  Industrial Development Revenue             13%
o          Lease Rental Appropriation                    10%
o          Manufacturing                                    5%
        o  Refunded Bonds                                 10%
o          Special Tax                                       16%
o          State/Local Municipal Electric Utilities        1%
o          Tax Allocation                                    1%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.



       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want monthly income free from regular federal income tax. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment, if you are subject to AMT or if you cannot tolerate any risk.

           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (PAYABLE ON THE 25TH DAY OF
           EACH MONTH):
           Regular Monthly Income per unit                   $    4.07
           Annual Income per unit                            $   48.87
           RECORD DAY: 10th day of each month
           These figures are estimates on the evaluation date; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.75%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           You will pay a deferred sales fee of $3.35 per Unit quarterly November, February, May and August through August, 2000. Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per Unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.75%
           $100,000 to $249,999                          2.50%
           $250,000 to $499,999                          2.25%
           $500,000 to $999,999                          2.00%
           $1,000,000 and over                           1.75%

           Maximum Exchange Fee                          1.75%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                                        AMOUNT
                                                                      PER UNIT
                                                                    -----------
                                                         $    0.72
           Trustee's Fee
                                                         $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
                                                         $    0.20
           Organization Costs
                                                         $    0.13
           Evaluator's Fee
                                                         $    0.42
           Other Operating Expenses
                                                        -----------
                                                         $    1.93
           TOTAL



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Intermediate Series, which had the same investment objectives, strategies and types of bonds as this Fund. These prior Intermediate Series were offered between August 9, 1988 and October 18, 1996 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            7.83%        6.93%        9.82%        7.66%
Average         4.90         5.49         7.23         6.31
Low             2.96         4.58         4.26         5.43
---------------------------------------------------------------
Average
Sales fee         2.26%         4.01%


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Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.
       9.  HOW DO I BUY UNITS?
           The minimum investment is $250.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

           UNIT PRICE PER UNIT                    $1,074.89
           (as of August 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly. In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax.
           Interest on approximately 14% of the bonds will be a preference item for Alternative Minimum Tax. A portion of the income may also be exempt from state and local personal income taxes, depending on where you live.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your monthly income in cash unless you choose to compound your income by reinvesting with no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

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    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS


                                  EFFECTIVE
TAXABLE INCOME 1998*               % TAX                         TAX-FREE YIELD OF
  SINGLE RETURN    JOINT RETURN   BRACKET    3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------
$      0- 25,350 $      0- 42,350   15.00     3.53   4.12     4.71   5.29     5.88    6.47    7.06    7.65
----------------------------------------------------------------------------------------------------------
$ 25,351- 61,400 $ 42,351-102,300   28.00     4.17   4.86     5.56   6.25     6.94    7.64    8.33    9.03
----------------------------------------------------------------------------------------------------------
$ 61,401-128,100 $102,301-155,950   31.00     4.35   5.07     5.80   6.52     7.25    7.97    8.70    9.42
----------------------------------------------------------------------------------------------------------
$128,101-278,450 $155,951-278,450   36.00     4.69   5.47     6.25   7.03     7.81    8.59    9.38   10.16
----------------------------------------------------------------------------------------------------------
OVER $278,450       OVER $278,450   39.60     4.97   5.79     6.62   7.45     8.28    9.11    9.93   10.76
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To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 1998 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

                MUNICIPAL BONDS AND THE ALTERNATIVE MINIMUM TAX


      INCOME+        MAXIMUM 'PREFERENCE' INCOME
                        WITHOUT TRIGGERING AMT
                       (STATE INCOME TAX RATES)
SINGLE ++ JOINT ++      0%        7%       11%
--------------------------------------------------
          $50,000    $21,000   $16,000   $14,000
--------------------------------------------------
$30,000              $20,000   $16,000   $15,000
--------------------------------------------------
          $100,000   $25,000   $16,000   $12,000
--------------------------------------------------
$55,000              $22,000   $16,000   $14,000
--------------------------------------------------
          $225,000   $31,000   $14,000    $5,000
--------------------------------------------------
$205,000             $31,000   $15,000    $7,000
--------------------------------------------------


NOTES:
+ Regular taxable income plus state income
  taxes and personal exemptions.
 ++ Assuming no dependents.
Under federal tax law, interest income on certain municipal bonds, although exempt from regular income tax, is treated as a 'preference' item for purposes of AMT. The table above shows amounts of such municipal bond 'preference' interest income, assuming no other 'preference' or similar items apply, that individual taxpayers could receive in 1998 without becoming subject to the AMT. The table gives information for single and joint returns of U.S. individuals having no dependents. The table provides three income levels and three hypothetical state income tax rates. The table further assumes that the stated amount of municipal bond 'preference' interest income is subject to state income taxes.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity. For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds may be backed by insurance companies (as shown under Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.75%. You may exchange units of this Fund for units of certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

These costs are amortized over the first five years of the Fund.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

Any quarterly deferred sales charges you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur.

However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the

51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of The Travelers Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048

PRUDENTIAL SECURITIES INCORPORATED (an indirect wholly-owned subsidiary of the Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Municipal Investment Trust Fund,
Intermediate Term Series - 308,
Defined Asset Funds:

We have audited the accompanying statement of condition of Municipal Investment Trust Fund, Intermediate Term Series -
308, Defined Asset Funds, including the portfolio, as of August 31, 1998 and the related statements of operations and of changes in net assets for the period September 13, 1997 to August 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at August 31, 1998, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund,
Intermediate Term Series - 308, Defined Asset Funds, at
August 31, 1998 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

New York, N.Y.











October 27, 1998



                      D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     INTERMEDIATE TERM SERIES - 308,
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of August 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 10,207,991 )(Note 1)........                $10,628,552
       Accrued interest ...............................                     91,109
       Accrued interest on Segregated Bonds (Note 5) ..                      5,854
       Cash - principal ...............................                     86,307
       Cash - income on Segregated Bonds (Note 5) .....                     10,473
       Deferred organization costs (Note 6) ...........                      8,420
                                                                       -----------
         Total trust property .........................                 10,830,715


     LESS LIABILITIES:
       Income advance from Trustee.....................$    59,658
       Deferred sales charge (Note 5) .................    149,052
       Principal payments payable (Segregated Bonds) ..      5,840
       Accrued Sponsors' fees .........................      3,188
       Other liabilities (Note 6) .....................      8,420         226,158
                                                       -----------     -----------

     NET ASSETS, REPRESENTED BY:
       9,888 units of fractional undivided
          interest outstanding (Note 3)................ 10,576,294

       Undistributed net investment income ............     28,263     $10,604,557
                                                       -----------     ===========

     UNIT VALUE ($ 10,604,557 / 9,888 units )..........                $  1,072.47
                                                                       ===========


















                  See Notes to Financial Statements.


                                D - 2.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS



STATEMENT OF OPERATIONS

                                               September 13, 1997
                                                     to
                                                 August 31,
                                                   1998
                                                   ----

     INVESTMENT INCOME:
       Interest income ........................$   499,909
       Interest income on Segregated
         Bonds (Note 5) .......................     16,327
       Trustee's fees and expenses ............     (7,505)
       Sponsors' fees .........................     (4,643)
                                               ------------
       Net investment income ..................    504,088











                                               ------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........     18,336
       Unrealized appreciation
         of investments .......................    420,561
                                               ------------
       Net realized and unrealized
          gain on investments .................    438,897
                                               ------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............$   942,985
                                               ============







                  See Notes to Financial Statements.

                               D - 3.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS



STATEMENT OF CHANGES IN NET ASSETS












                                                September 13, 1997
                                                     to
                                                 August 31,
                                                   1998
                                                   ----

     OPERATIONS:
       Net investment income ..................$   504,088
       Realized gain on
         securities sold or redeemed ..........     18,336
       Unrealized appreciation
         of investments .......................    420,561
                                               ------------
       Net increase in net assets
         resulting from operations ............    942,985
                                               ------------
     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................   (457,683)
                                               ------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................     (5,854)
         Principal ............................   (149,036)

       Redemption amounts:
         Income ...............................     (1,815)
         Principal ............................   (569,917)
                                               -------------
       Net share transactions .................   (726,622)
                                               ------------

     NET DECREASE IN NET ASSETS ...............   (241,320)

     NET ASSETS AT BEGINNING OF PERIOD ........ 10,845,877
                                               ------------
     NET ASSETS AT END OF PERIOD ..............$10,604,557
                                               ============
     PER UNIT:
       Income distributions during
         period ...............................$     44.55
                                               ============
       Net asset value at end of
         period ...............................$  1,072.47
                                               ============
     TRUST UNITS:
       Redeemed during period .................        557
       Outstanding at end of period ...........      9,888
                                               ============
















                  See Notes to Financial Statements.


                                D - 4.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on September 13, 1997 was based upon offering side evaluations at September 11, 1997, the day prior to the Date of Deposit. Cost of securities at September 13, 1997 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 9,888 units at Date of Deposit .....................$10,267,499
     Transfer of capital to interest on Segregated Bonds (Note 5)     16,327
     Redemptions of units - net cost of 557 units redeemed
       less redemption amounts (principal).......................      8,461
     Deferred sales charge (Note 5) .............................   (154,890)
     Realized gain on securities sold or redeemed ...............     18,336











     Unrealized appreciation of investments......................    420,561
                                                                 -----------

     Net capital applicable to Holders ..........................$10,576,294
                                                                 ===========


4.   INCOME TAXES

     As of August 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $420,561, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $10,207,991 at August 31, 1998.




                           D - 5.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

5.   DEFERRED SALES CHARGE

     $315,000 face amount of New Hampshire Higher Educl. and Hlth. Facs. Auth., Hosp.
     Rev. Bonds, Ser. 1997, $70,000 face amount of the Redevelopment Agy. of Salt Lake
     Cnty., UT, Central Bus. Dist., Ser. 1997 A, have been segregated to fund the deferred sales charges.  The sales charges are being paid for with the interest received from and by periodic sales or maturity of these bonds.  A deferred sales charge of $3.35 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $40.20 per Unit over the first three years of the life of the Fund.  Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

6.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized over five years.  Included in
     "Other liabilities" is $8,420 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                           D - 6.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS












PORTFOLIO
As of August 31, 1998



                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 The City of Cape Coral, FL, Hlth. Facs.    AA      $   145,000     4.800 %      2005      None         $   145,000 $   146,121
     Auth., First Mtge. Rev. Bonds (Gulf
     Care, Inc. Proj.), Ser. 1997 (Asset                    160,000     4.900        2006      None             160,000     161,482
     Guaranty Ins.) (4)
                                                             70,000     5.000        2007      None              70,000      70,967

                                                            100,000     5.100        2008      10/01/07         100,000     101,811
                                                                                               @  102.000

   2 City of Chicago, IL, G.O. Bldg.            AAA         790,000     5.000        2009      01/01/08         779,872     825,629
     Acquisition Certs. (Ltd. Tax), Ser.                                                       @  102.000
     1997 (FSA Ins.) (4)

   3 Illinois Hlth. Facs. Auth. Rev. Rfdg.      AA          305,000     5.300        2007      None             312,079     322,815
     Bonds (Advocate Hlth. Care Network),
     Ser. 1997 A

   4 East Allen Woodlan Sch. Bldg. Corp.,       AAA         365,000     4.900        2007      None             365,000     379,629
     Allen Cnty., IN, First Mtge. Bonds,
     Ser. 1997 (AMBAC Ins.) (4)                             450,000     5.000        2008      07/15/07         450,000     471,042
                                                                                               @  101.000

                                                            295,000     5.000        2009      07/15/07         293,675     306,399
                                                                                               @  101.000

   5 City of Detroit, MI, Local Dev. Fin.       A           500,000     5.250        2007      None             511,355     529,950
     Auth., Tax Increment Rfdg. Bonds
     (Senior Bonds - Credit Enhanced), Ser.
     1997 A

   6 Michigan Strategic Fund, Ltd. Oblig.       A1(m)       425,000     5.200        2008      08/01/07         428,494     447,181
     Rev. Bonds (NSF Intl. Proj.) (First of                                                    @  101.000
     America Bank, N.A., Birmingham, MI,
     Letter of Credit) Ser. 1997 A  (8)                   1,000,000     5.300        2009      08/01/07       1,008,720   1,054,350
                                                                                               @  101.000

   7 Nebraska Pub. Pwr. Dist., Pwr. Supply      AAA         970,000     5.000        2010(6)   07/01/04         961,134   1,027,152
     Sys. Rev. Bonds, Ser. 1993 C                                                              @  101.000
     (MBIA Ins.) (4)

   8 Redevelopment Agy. of the City of          AA        1,600,000     5.050        2007      None           1,605,792   1,665,264
     Sparks, NV, Tax Alloc. Rfdg. Rev.
     Bonds, Ser. 1997 (Asset Guaranty Ins.)











     (4)


                                D - 7.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS

PORTFOLIO
As of August 31, 1998



                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   9 New Hampshire Higher Educl. and Hlth.      A-      $    85,000     4.200 %      1998(7)   None         $    85,000 $    85,080
     Facs. Auth., Hosp. Rev. Bonds,
     Androscoggin Valley Hosp. Iss., Ser.                    95,000     4.450        1999(7)   None              95,000      95,813
     1997
                                                            135,000     4.550        2000(7)   None             135,000     136,669

                                                            200,000     5.000        2005      None             200,650     207,544

                                                            210,000     5.050        2006      None             210,748     218,245

                                                            220,000     5.100        2007      None             220,849     229,475

                                                            230,000     5.250        2008      11/01/07         230,945     242,399
                                                                                               @  102.000

                                                            245,000     5.350        2009      11/01/07         246,068     259,134
                                                                                               @  102.000

  10 State of North Dakota, North Dakota        Aa3(m)      190,000     5.100        2007      None             190,000     195,628
     Hsg. Fin. Agy., Hsg. Fin. Prog. Bonds,
     Home Mtge. Fin. Prog., Ser. 1995 D                     160,000     5.200        2008      01/01/08         160,000     165,568
     (AMT) (5)                                                                                 @  102.000

                                                            100,000     5.300        2009      01/01/08         100,000     103,469
                                                                                               @  102.000

                                                            250,000     5.300        2009      01/01/08         250,000     258,993
                                                                                               @  102.000

                                                            200,000     5.400        2010      01/01/08         200,000     206,494
                                                                                               @  102.000

  11 State of North Dakota, North Dakota        Aa3(m)      160,000     5.200        2008      01/01/08         160,000     165,568











     Hsg. Fin. Agy., Hsg. Fin. Prog. Bonds,                                                    @  102.000
     Home Mtge. Fin. Prog., Ser. 1997 F
     (AMT) (5)                                              165,000     5.300        2009      01/01/08         165,000     170,724
                                                                                               @  102.000

                                                            170,000     5.300        2009      01/01/08         170,000     176,115
                                                                                               @  102.000


                                D - 8.

MUNICIPAL INVESTMENT TRUST FUND,
INTERMEDIATE TERM SERIES - 308,
DEFINED ASSET FUNDS

PORTFOLIO
As of August 31, 1998



                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------

  12 Redevelopment Agy. of Salt Lake City,      A      $     70,000     4.150  %     1998(7)   None         $    70,030 $    70,029
     Salt Lake Cnty., UT, Central Bus.
     Dist., Neighborhood Redev. Tax
     Increment Rev. Rfdg. Bonds,
     Ser. 1997 A (AMT) (5)

  13 City of Waterloo, Jefferson Cnty., WI,     (b)         125,000     5.650        2009      11/01/98         127,580     131,813
     Combined Util. Rev. Bonds, Ser. 1997                                                      @  100.000

                                                         ----------                                          ----------  ----------
     TOTAL                                              $10,185,000                                         $10,207,991 $10,628,552
                                                         ==========                                          ==========  ==========


                  See Notes to Portfolio.


                                D - 9.

 MUNICIPAL INVESTMENT TRUST FUND,
 INTERMEDIATE TERM SERIES - 308,
 DEFINED ASSET FUNDS












 NOTES TO PORTFOLIO
 As of August 31, 1998

(1)   The ratings are of the bonds themselves by  Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by an "(m)"; or by Fitch
      Investors Service, Inc. if followed by "(f)" "(a)" indicates that it is a rating of the outstanding debt obligations of the institution is no such available rating, in the opinion of Defined Asset Funds research analysts, the bond has credit characteristics comparable to bonds rated "A"
      or better; "(c)" indicates that while there is no such available rating, in the opinion of Defined Asset Funds research analyst, the bond does not have credit characteristics comparable to bonds rated "A" or better. Bond ratings have been furnished by the Evaluator but not confirmed with the rating agencies.
      See "Description of Ratings" in Part B of this Prospectus.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.

(4)   Insured by the indicated municipal bond insurance company. See "Risk
      Factors - Bonds Backed by Letters of Credit or Insurance" in this
      Prospectus, Part B.

(5)   Securities that are tax preference items for purposes of the Alternative
      Minimum Tax are indicated by "(AMT)". See "Taxes" in this Prospectus,
      Part B.
















                            D - 10.

E>

 MUNICIPAL INVESTMENT TRUST FUND,
 INTERMEDIATE TERM SERIES - 308,
 DEFINED ASSET FUNDS

 NOTES TO PORTFOLIO
 As of August 31, 1998

(6) Bonds with an aggregate face amount of $ 970,000 have been been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

(7)   These bonds have been segregated to fund the deferred sales charges.

(8) Certain bonds are covered by letters of credit which may expire prior to the maturity dates of the bonds. Upon expiration of a letter of credit, the issuer of the bond is obligated to obtain a replacement letter of credit or call the bond.












                            D - 11.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most recent free             INTERMEDIATE TERM SERIES--308
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-30863) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                     11326--11/98

                        MUNICIPAL INVESTMENT TRUST FUND
                            INTERMEDIATE TERM SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 4 to the Registration Statement of Municipal
        Investment Trust Fund, Insured Series--207, 1933 Act File No. 33-54037).

                        MUNICIPAL INVESTMENT TRUST FUND
                         INTERMEDIATE TERM SERIES--308
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, INTERMEDIATE TERM SERIES--308, DEFINED ASSET FUNDS CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 20TH DAY OF NOVEMBER, 1998.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Numbers: 33-43466 and 33-51607


      HERBERT M. ALLISON, JR.
      JOHN L. STEFFENS
      By ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)